Commitments and Contingencies 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Lease Commitments And Purchase Agreements [Abstract]
Rent expense	$ 163,100,000	$ 155,700,000	$ 138,600,000
Rent revenue	$ 35,400,000	$ 31,800,000	$ 26,800,000